Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Fair value	$ 101,008	$ 82,007	$ 66,309
Available-for-sale
Gain (Loss) on Investments [Line Items]
Fair value	92,619	78,467	62,652
Government Sponsored and Guaranteed Entities, and Sovereign Debt Securities | Available-for-sale
Gain (Loss) on Investments [Line Items]
Fair value	$ 9,400	$ 13,100	$ 11,000